Document and Entity Information Document	Nov. 02, 2026
Entity Information [Line Items]
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	AEP TEXAS INC.
Entity Emerging Growth Company	false
Written Communications	false
City Area Code	(614)
Entity Address, Address Line One	1 Riverside Plaza,
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
Local Phone Number	716-1000
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	333-221643
Entity Tax Identification Number	51-0007707
Entity Central Index Key	0001721781
Amendment Flag	false